Basis of Preparation and Significant Accounting Policies - Narrative (Details) - shares shares in Millions		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Mar. 31, 2023	Dec. 31, 2022
SVS
Disclosure of detailed information about intangible assets [line items]
Conversion rate, numerator (in shares)			1
Total Return Swap Agreement | SVS
Disclosure of detailed information about intangible assets [line items]
Notional amount of SVS (in shares)	3.0
Options
Disclosure of detailed information about intangible assets [line items]
Vesting period			4 years
RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period			3 years
Conversion rate, numerator (in shares)			1
PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period			3 years
Award requisite service period			3 years
PSUs | Share-based payment arrangements
Disclosure of detailed information about intangible assets [line items]
Vesting period		3 years
PSUs | Top of range
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			200.00%
PSUs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			0.00%
DSUs
Disclosure of detailed information about intangible assets [line items]
Conversion rate, numerator (in shares)			1
DSUs | Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to board of directors in cash (percent)			50.00%
DSUs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to board of directors in cash (percent)			0.00%
Percentage of annual fees paid to Board of Directors paid in form of awards (percent)			100.00%
DSUs | Middle Of Range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to board of directors in cash (percent)			25.00%
Vested in year 1 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			25.00%
Vested in year 1 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			33.33%
Vested in year 2 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			25.00%
Vested in year 2 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			33.33%
Vested in year 3 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			25.00%
Vested in year 3 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			33.33%
Vested in year 4 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage			25.00%